UNITED STATES SECURITIES
AND EXCHANGE COMMISSION
WASHINGTON, D.C 20549
FORM 13F FORM 13F COVER
PAGE Report for Calendar
Year ended: March 31,
2002 Name: Welch Capital
Partners, LLC Address:
101 East 52nd Street
31st Floor New York, NY
10022 13F File Number:
28-6428 The
institutional investment
manager filing this
report and the person by
whom it is signed hereby
represent that the
person signing the
report is authorized to
submit it, that all
information contained
herein is true, correct
and complete, and that
it is understood that
all required items,
statements, schedules,
lists, and tables, are
considered integral
parts of this form.
Person signing this
report on behalf of
Reporting Manager: Name:
Christopher Welch Title:
Manager Phone: 212-754-
6077 Signature, Place,
and Date of Signing:
Chris Welch New York, NY
March 31, 2002 Report
Type: [X] 13F Holdings
Report. [ ] 13F Notice.
[ ] 13F Combination
Report. FORM 13F SUMMARY
PAGE Report Summary:
Number of Other Included
Managers: 0 Form 13F
Information Table Entry
Total: 105 Form 13F
Information Table Value
Total: $568,126
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Form 13F Information Table Cusip Name of Issuer Title of
Value Shares INVSTMTOther Voting (x1000)
DSCRETNManagerAuthority Sole Sole 739421105 Praecis
Common 23,845 4585560 x x 26150J101 Draxis Health
IncorporCommon 5,489 1995850 x x 421924101 Healthsouth
Corp Common 26,723 1862230 x x Recordati (Italian
OrdCommon 29,982 1276334 x x 221005101 Corvas
International Common 6,662 1170830 x x 04269E107 Arqule
Inc. Common 14,612 1156900 x x 42219M100 Health Mgmt
Systems InCommon 5,182 1040600 x x 460573108 Interneuron
PharamaceuCommon 8,499 971300 x x 98985T109 Zymogenetics
Inc Common 10,726 950000 x x 82966U103 Sirius Satellite
RadioCommon 4,986 937300 x x 74730W101 Quadramed Corp
Common 7,080 795450 x x 460573108 IPIC Restricted shs.
fCommon 6,563 750000 x x 745144KA2 Puerto Rico G.O.
5.100Bond 715 700000 x x 237015102 DAOU Systems Inc.
Common 732 690300 x x 09061G101 Biomarin
PharmaceuticaCommon 6,943 663110 x x 30063P105 Exact
Sciences Corp. Common 5,352 550000 x x 018606202 Alliance
Imaging inc Common 6,519 529970 x x 74369L103 Protein
Design Labs InCommon 8,875 518100 x x 452907108
Immunomedics Common 9,647 508810 x x 97653A103 Wireless
Facilities InCommon 2,896 482700 x x 003654100 Abiomed
Common 5,328 480000 x x 654445303 Nintendo Co Ltd-ADR
Common 8,672 471900 x x 52729N100 Level 3
CommunicationsCommon 1,584 445000 x x 71713U102 Pharmacia
Corporation Common 20,023 444160 x x Cambridge Antibody
Common 8,844 434104 x x 254668106 Discovery
LaboratoriesCommon 1,347 433100 x x 913903100 Universal
Health ServiCommon 17,853 432800 x x 171796105 Cima Labs
Inc. Common 11,499 431500 x x 595137100 Microsemi Corp
Common 6,747 413400 x x 126349109 CSG Systems Common
11,684 410380 x x 709754105 Penwest PharmaceuticalCommon
7,578 390600 x x 090578105 Bio-Technology GeneralCommon
1,842 375100 x x 059361105 Bam! Entertainment Common
1,699 361520 x x 073325102 Bea Systems Inc. Common 4,908
358000 x x 631728409 Nastech PharmaceuticalCommon 5,550
353500 x x 228255105 Crown Cork & Seal Co Common 3,124
349000 x x 532791100 Lincare Holdings Common 9,451 348500
x x 532226107 Lightbridge Inc. Common 4,041 347500 x x
44973Q103 I-Many Inc. Common 1,677 338140 x x 835692104
Sonus Pharmaceuticals Common 1,982 334300 x x 03674B104
Anthem Inc. Common 18,538 322000 x x 928241108 Viropharma
Inc. Common 1,629 320000 x x 37245M207 Genta Common 5,014
299000 x x 45245W109 Imclone Systems Common 6,919 280900
x x 81211K100 Sealed Air Corp Common 13,058 277360 x x
034553107 Andrx Group Common 9,864 260000 x x 5671735
Sanofi-Synthelabo Common 16,399 256000 x x 918194101 VCA
Antech Inc Common 3,447 255300 x x 835692104 Sonus
Pharmaceutical RCommon 1,440 253188 x x 172967101
Citigroup Common 11,656 235389 x x 918076100 Utstarcom
Inc Common 6,164 235000 x x 95988E204 Western Wireless
Common 2,047 234261 x x 032346108 Amylin
PharmaceuticalsCommon 2,330 232800 x x 294821400 Ericsson
(LM) Tel ADR Common 927 221880 x x 983759101 XM Satellite
Radio HolCommon 3,014 218900 x x 701081101 Parker
Drilling Co. Common 967 218300 x x 461202103 Intuit Inc.
Common 8,292 216170 x x 761152107 Resmed Inc. Common
7,262 180950 x x 495582108 King Pharmaceuticals. Common
6,163 176040 x x 459506101 International Flavors Common
5,812 166200 x x 922390208 Vaxygen Common 1,873 164000 x
x 016255101 Align Technology Common 856 161600 x x
001744101 AMN Healthcare ServiceCommon 4,301 159900 x x
717081103 Pfizer Common 5,787 145618 x x 65332V103 Nextel
Communications Common 777 144500 x x 86768K106 Sunrise
Assisted LivinCommon 3,675 134800 x x 92343V104 Verizon
CommunicationsCommon 6,084 131970 x x 90338W103 US
Oncology Inc. Common 1,160 131700 x x 435902101 Hollis-
Eden PharmaceutCommon 758 123800 x x 404119109 HCA - The
Healthcare CCommon 5,025 114000 x x 73172K104 Polycom
Common 2,583 105000 x x 369604103 General Electric Common
3,860 103081 x x H01301102 Alcon Inc Common 3,385 100000
x x 45885B100 Intermune PharmaceuticCommon 2,902 96500 x x 285512109 Electronic Arts Common 5,776 95000 x x
674599105 Occidental Petroleum CCommon 2,469 84690 x x
695112102 PacifiCare Health SystCommon 1,357 77740 x x
739276103 Power Integrations IncCommon 1,448 76000 x x
079860102 BellSouth Corp Common 2,220 60220 x x 437076102
Home Depot Common 2,870 59046 x x 458140100 Intel Common
1,694 55690 x x 284129ac7 ELAN Corporate ConvertBond
23,743 48800 x x 166764100 Chevron Texaco Corp Common
3,629 40200 x x 339030108 Fleet Boston FinancialCommon
1,249 35692 x x 494368103 Kimberly Clark Common 2,210
34180 x x 018490102 Allergan Inc. Common 1,903 29440 x x
313586109 Federal National MortgCommon 2,274 28465 x x
872375100 Teco Energy Common 794 27736 x x 742718109
Proctor & Gamble Common 2,486 27600 x x 68750P103
Orthodontic Centers ofCommon 707 25600 x x 594918104
Microsoft, Inc. Common 1,383 22938 x x 718507106 Phillips
Petroleum Co.Common 1,430 22768 x x 30231G102 Exxon Mobil
Common 970 22140 x x 026874107 American Intl Group Common
1,357 18804 x x 806605101 Schering-Plough Common 501
16000 x x 205363104 Computer Sciences Common 741 14600 x x 68389X105 Oracle Corporation Common 145 11300 x x
263534109 DuPont Common 485 10294 x x 459200101 IBM
Common 884 8500 x x 191216100 Coca Cola Common 418 8000 x x 375766102 Gillette Common 272 8000 x x 589331107 Merck
Common 358 6216 x x 478160104 Johnson & Johnson Common
364 5600 x x 002824100 Abbott Labs Common 242 4608 x x
913017109 United Technologies Common 319 4304 x x

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